Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Gross written premiums	$ 581,847	$ 545,582	$ 467,273
Reinsurers’ share of insurance premiums	(186,483)	(162,973)	(128,863)
Net written premiums	395,364	382,609	338,410
Change in unearned premiums	(25,306)	(51,458)	(71,054)
Reinsurers’ share of change in unearned premiums	6,395	14,047	16,160
Net change in unearned premiums	(18,911)	(37,411)	(54,894)
Net premiums earned	376,453	345,198	283,516
Claims and claim adjustment expenses	(235,279)	(203,366)	(213,963)
Reinsurers’ share of claims	77,579	27,174	62,291
Net claims and claim adjustment expenses	(157,700)	(176,192)	(151,672)
Commissions earned	33,515	23,035	16,053
Policy acquisition costs	(103,760)	(86,201)	(70,543)
Net policy acquisition expenses	(70,245)	(63,166)	(54,490)
Net underwriting results	148,508	105,840	77,354
General and administrative expenses	(67,453)	(58,946)	(46,923)
Net investment income	16,364	16,034	9,967
Share of profit (loss) from associates	209	(7,248)	(1,479)
Impairment loss on insurance receivables	(3,154)	(5,181)	(2,861)
Other revenues	2,286	1,844	372
Other expenses	(2,828)	(2,693)	(1,892)
Listing related expenses			(3,366)
Change in fair value of derivative financial liability	2,933	690	(4,418)
(Loss) gain on foreign exchange	(9,138)	(4,897)	2,572
Profit before tax	87,727	45,443	29,326
Income tax	(2,262)	(1,747)	(2,075)
Profit for the year	$ 85,465	$ 43,696	$ 27,251
Earnings per share
Basic and diluted earnings per share attributable to equity holders (US Dollars) (in Dollars per share)	$ 1.74	$ 0.89	$ 0.59